Revenue - Schedule of Transmission Concession Contract (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Revenue
Construction and upgrades Revenue	R$ 425	[1]	R$ 242	R$ 407
Construction and upgrades costs	(290)		(172)	(291)
Margin	R$ 135		R$ 70	R$ 116
Mark-up (%)	46.55%		40.70%	39.86%
Operation and maintenance Revenue	R$ 383		R$ 373	R$ 413
Operation and maintenance cost	(298)		(292)	(287)
Margin	R$ 85		R$ 81	R$ 126
Mark-up (%)	28.52%		27.74%	43.90%

[1]	This breakdown does not include the financial “Interest revenue arising from the financing component in the transmission contract asset” – which is also part of the concession’s transmission revenue.